CONCENTRATIONS AND RISKS (Details - Concentration of suppliers) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
DisclosureLineElements [Line Items]
Total purchases	$ 92,406	$ 63,959
Supplier A [Member]
DisclosureLineElements [Line Items]
Total purchases		17,483
Supplier B [Member]
DisclosureLineElements [Line Items]
Total purchases	24,225	9,470
Supplier C [Member]
DisclosureLineElements [Line Items]
Total purchases		$ 8,647
Supplier D [Member]
DisclosureLineElements [Line Items]
Total purchases	13,489
Supplier E [Member]
DisclosureLineElements [Line Items]
Total purchases	11,056
Supplier F [Member]
DisclosureLineElements [Line Items]
Total purchases	$ 9,660